REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 15,420	$ 4,111	$ 36,307	$ 17,552
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	4,881	3,393	15,645	13,482
Partnership Arrangements | Hardware revenue
Disaggregation of Revenue [Line Items]
Revenue			20,662	4,070
Partnership Arrangements | Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 36	$ 0	51	6
Host Customer Arrangements | Service revenue
Disaggregation of Revenue [Line Items]
Revenue			$ 15,594	$ 13,476